Fair Value of Assets and Liabilities - Summary Of The Fair Value Of Assets And Liabilities Measured At Fair Value On A Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Individually assessed collateral-dependent loans whose fair value is based upon appraisals		$ 0
Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Individually assessed collateral-dependent loans whose fair value is based upon appraisals		0
Fair Value, Nonrecurring
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Individually assessed collateral-dependent loans whose fair value is based upon appraisals	$ 16,432	12,068
Fair Value, Nonrecurring | Quoted Prices in Active Markets for Identical Assets (Level 1)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Individually assessed collateral-dependent loans whose fair value is based upon appraisals	0
Fair Value, Nonrecurring | Significant Other Observable Inputs (Level 2)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Individually assessed collateral-dependent loans whose fair value is based upon appraisals	0
Fair Value, Nonrecurring | Significant Unobservable Inputs (Level 3)
Fair Value Assets And Liabilities Measured On Recurring Basis [Line Items]
Individually assessed collateral-dependent loans whose fair value is based upon appraisals	$ 16,432	$ 12,068